Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 7,772	$ 7,572	$ 7,344	$ 6,949	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 6,295	$ 5,863	$ 5,813	$ 5,661	$ 29,637	$ 26,440	$ 23,632
Net Interest Income	6,909	6,801	6,652	6,389	6,436	6,204	5,950	5,862	5,931	5,497	5,446	5,285	26,751	24,452	22,159
Net income	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 1,779	$ 1,866	$ 1,726	$ 1,730	$ 1,953	$ 1,694	$ 1,611	$ 1,480	$ 9,412	$ 7,101	$ 6,738
Basic Earnings Per Share	$ 0.91	$ 0.88	$ 0.85	$ 0.79	$ 0.65	$ 0.68	$ 0.63	$ 0.63	$ 0.72	$ 0.61	$ 0.59	$ 0.54
Diluted Earnings Per Share	$ 0.91	$ 0.88	$ 0.85	$ 0.79	$ 0.65	$ 0.68	$ 0.63	$ 0.63	$ 0.72	$ 0.61	$ 0.59	$ 0.54